Lease - Summary of Amounts Relating to Leases in Consolidated Statements of Financial Position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease [Line Items]
Right-of-use assets	₩ 5,737	₩ 4,946	₩ 4,453
Lease liabilities
Current	2,653	1,986
Non-current	3,247	3,008
Total	5,900	4,994
Offices
Lease [Line Items]
Right-of-use assets	3,904	3,642	2,752
Vehicles
Lease [Line Items]
Right-of-use assets	102	266	53
Others
Lease [Line Items]
Right-of-use assets	₩ 1,731	₩ 1,038	₩ 1,648